Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Correspondent accounts with Central Bank of Russia (CBR)	₽ 6,522	₽ 1,877
Correspondent accounts with other banks	2,890	2,789
Short-term CBR deposits	6,500	9,201
Other short-term bank deposits	1,322	3,857
RUB denominated cash with banks and on hand	600	294
Other currency denominated cash with banks and on hand	572	979
Total cash and cash equivalents	₽ 18,406	₽ 18,997